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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8049

RENAISSANCE CAPITAL GREENWICH FUNDS

________________________________________________________________________

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, Connecticut 06830

  (Address of principal executive offices)

                   (Zip code)

Lillian R. Killian, C.F.A.

RENAISSANCE CAPITAL GREENWICH FUNDS

Two Greenwich Plaza

Greenwich, Connecticut 06830 ________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 622-2978

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2003 - June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.  A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.  SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended  hereto as Exhibit A is the following  information  indicating for each matter relating to a portfolio  security owned by the Registrant  considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

       RENAISSANCE CAPITAL GREENWICH FUNDS

By (Signature and Title)*    /S/ William K. Smith

  William K. Smith, President

Date August 19, 2004

* Print the name and title of each signing officer under his or her signature.

	RENAISSANCE CAPITAL GREENWICH FUNDS: THE IPO PLUS AFTERMARKET FUND									Item 1, Exhibit A
	Investment Company Act file number: 811-8049
	July 1, 2003 - June 30, 2004

				Meeting			Proposed	Vote		For/Against
	Company	Ticker	Cusip	Date		Proposal(s)	by	Yes/No	Voted	Mgmt.

1	Westell Technologies	WSTL	957541105	09/25/03	1	Board of Directors	Issuer	Yes	For	For
					2	Approve amendment to Amd & Rstd Cert. Inc.	Issuer	Yes	For	For
						to permit s/hs w/25%+ voting power to call
						special meeting of stockholders
					3	Approve amendment to Amd & Rstd Bylaws to	Issuer	Yes	For	For
						eliminate 2 clauses which prevent WSTL from
						selling secur. W/fwd pricing prov. w/o first
						obtaining majority stockholder approval

2	Coach	COH	189754104	11/05/03	1	Board of Directors	Issuer	Yes	For	For

3	Fox Entertainment	FOX	35138T107	11/25/03	1	Board of Directors	Issuer	Yes	For	For
					2	Ratify Ind Audit-Ernst & Young	Issuer	Yes	For	For

4	SRA International	SRX	78464R105	11/12/03	1	Board of Directors	Issuer	Yes	For	For
					2	Ratify Auditor-Deloitte Touche	Issuer	Yes	For	For

5	Molina Healthcare	MOH	60855R100	12/04/03	1	Board of Directors	Issuer	No	DNV	n/a
					2	Ratify Ernst & Young	Issuer	No	DNV	n/a

6	China Petroleum	SNP	16941R108	12/18/03	1	Apprv. Major ongoing trans, and give board of	Issuer	No	DNV	n/a
						Sinopec Corp., auth. To act in connect with
						major ongoing
					2	De Minimus and ongoing trans be approved	Issuer	No	DNV	n/a
						and that Board of Sinopec Corp is auth to do
						acts and things in connect w deminimus trans

7	Hewitt Assoc.	HEW	740151006	01/28/04	1	Board of Directors	Issuer	No	DNV	n/a
					2	Ratify Ernst & Young	Issuer	No	DNV	n/a

8	Cabot Microelectronics	CCMP	12709P103	03/09/04	1	Ratify one to BOD	Issuer	Yes	For	For
					2	Ratify PWCoopers	Issuer	Yes	For	For
					3	Approval of 2nd amended and restated 2000	Issuer	Yes	For	For
						equity incentive plan

9	Sigmatel	SGTL	82661W107	04/21/04	1	Elect nominee RP Edgerton to Class 1 Dir.	Issuer	Yes	For	For
					2	Elect nominee WP Osborne to Class 1 Dir.	Issuer	Yes	For	For
					3	Ratify RT Derby as Class dir.	Issuer	Yes	For	For
					4	Ratify Price Waterhouse through 12/04	Issuer	Yes	For	For

10	Alcon	ACL	H01301102	04/27/04	1	Apprv Ann Rpt & Accts-Alcon, Aprv. 03 Consol.
						Fin. Stmnts of Alcon & subsidiaries	Issuer	Yes	For	For
					2	Approp. Of avail earnings & prop. Dividend	Issuer	Yes	For	For
					3	Discharge membes of Board	Issuer	Yes	Against	Against
					4	Elect to Board
					a	Werner J. Bauer	Issuer	Yes	For	For
					b	Francisco Castaner	Issuer	Yes	For	For
					c	Lodewijk J.R. de Vink	Issuer	Yes	For	For
					5	Elect KPMG Klynveld Peat Marwick Goerdeler AG
						Zurich as Group and Parent Company auditor	Issuer	Yes	For	For
					6	Elect Zensor Revisions AG Zug as special auditors	Issuer	Yes	For	For

11	Whiting Petroleum	WLL	966387102	05/04/04	1	Elect Director Thomas L. Aller	Issuer	Yes	For	For
					2	Elect Director J. B. Ladd	Issuer	Yes	For	For
					3	Ratify appointment of Deloitte & Touche	Issuer	Yes	For	For

12	Atheros	ATHR	04743P108	05/18/04	1	Elect 3 to class 1 Directors	Issuer	Yes	For	For
					2	Ratify appointment of Deloitte & Touche	Issuer	Yes	For	For

13	Eyetech	EYET	302297106	05/12/04	1	Elect 3 to Directors to serve until 2007	Issuer	Yes	For	For
					2	Ratify appointment of Ernst & Young	Issuer	Yes	For	For

14	Carters	CRI	146229109	05/14/04	1	Elect two (2) Class 1 directors	Issuer	Yes	For	For
					2	Approve 2003 Equity Incentive Plan	Issuer	DNV	n/a	n/a
					3	Appr. Amended/restated Ann. Incentive Comp. Plan	Issuer	DNV	n/a	n/a

15	CapitalSource, Inc.	CSE	14055X102	04/28/04	1	Elect 3 to Board of Directors	Issuer	Yes	For	For

16	Direct General	DRCT	25456W204	05/12/04	1	Vote 1 to Board of Directors	Issuer	Yes	For	For

17	Select Medical	SEM	816196109	05/10/04	1	Vote 3 to Board of Directors	Issuer	Yes	For	For
					2	Ratify Price Waterhouse	Issuer	Yes	For	For

18	Sirva	SIR	82967Y104	05/27/04	1	Vote 3 to Board of Directors	Issuer	Yes	For	For
					2	Ratify PriceWaterhouse	Issuer	Yes	For	For

19	Knology	KNOL	499183804	05/04/04	1	Elect Class 1 & Class III Directors	Issuer	Yes	For	For
					2	Eliminate designation for pref stk in amd/rst Cert. Inc.	Issuer	Yes	For	For
					3	Apprv chngs in amd/rst Cert. Inc re: way non voting	Issuer	Yes	For	For
						common converts to common
					4	Limit stk holders action by written consent in	Issuer	Yes	Against	Against
						amd/rst Cert. Inc
					5	Apprv repricing of certain stock options	Issuer	Yes	Against	Against
					6	Apprv ammend/restated 2002 LT incentive plan	Issuer	Yes	For	For

20	FormFactor	FORM	346375108	05/13/04	1	Elect Class 1 directors	Issuer	Yes	For	For
					2	Ratify selection of Price Waterhouse	Issuer	Yes	For	For

21	Asset Acceptance	AACC	04543P100	05/19/04	1	Elect Board of Directors	Issuer	Yes	For	For
					2	Ratify Ernst & Young	Issuer	Yes	For	For

22	Anteon	ANT	03647E108	05/27/04	1	Elect 3 to Board of Directors	Issuer	Yes	For	For
					2	Apprv ammendment to ammended/restated Stk opt	Issuer	No	dnv	dnv
						plan - increase # shares available
					3	Ratify KPMG	Issuer	Yes	For	For

23	Amis Holdings	AMIS	031538101	06/10/04	1	Elect 9 to Bd of Dir	Issuer	Yes	For	For
					2	Ratify Ernst & Young as independent auditor	Issuer	Yes	For	For

24	Linktone	LTON	535925101	06/16/14	1	Elect 7 to Bd or Dir	Issuer	Yes	For	For
					2	Ratify PricewaterhouseCoopers	Issuer	Yes	For	For

25	International Steel Group	ISG	460377104	05/26/04	1	Elect 2 to Class I Directors	Issuer	Yes	For	For
					2	Ratify appointment of independent auditor (not named)	Issuer	Yes	For	For

26	iPayment	IPMT	46262E105	06/10/04	1	Elect 8 to Bd of Dir	Issuer	Yes	For	For

27	American Equity	AEL	25676206	06/10/04	1	Elect 2 to Board of Directors	Issuer	Yes	For	For
					2	Ratify Ernst & Young	Issuer	Yes	For	For

28	Tempur-Pedic	TPX	88023U101	06/22/04	1	Elect 7 to Board of Directors	Issuer	Yes	For	For
					2	Ratify Ernst & Young	Issuer	Yes	For	For

29	Petco Animal Supplies	PETC	716016209	06/03/04	1	Elect 3 to BOD	Issuer	Yes	For	For
					2	Approve s/h proposal to cease selling animals	Shareholder	No	DNV	n/a

30	DigitalNet Holdings	DNET	25389B103	06/03/04	1	Elect 8 to BOD	Issuer	Yes	For	For

31	China Petro/Sinopec	SNP	16941R108	05/18/04	1	Elect BOD	Issuer	No	DNV	n/a
					2	Aprv report of Sinopec's superviory comm. 12/31/03	Issuer	No	DNV	n/a
					3	Aprv aud accts and aud consol accts of Sinopec	Issuer	No	DNV	n/a
						for year ended 12/31/03
					4	Approve profit appropriation plan	Issuer	No	DNV	n/a
					5	Apprv KPMG Huazen and KPMG as PRC and internal	Issuer	No	DNV	n/a
						auditors, respectively and to auth BOD to fix renumeration	Issuer	No	DNV	n/a
					1	Authorize BOD to allot andissur new foreign shs listed	Issuer	No	DNV	n/a
						overseas
					2	Ammend articles of Association and its schedules	Issuer	No	DNV	n/a

32	Alliance Data Systems	ADS	018581108	06/08/04	1	Elect three to BOD	Issuer	Yes	For	For

33	Hornbeck Offshore	HOS	440543106	06/30/04	1	Elect 3 to Bd of Dir	Issuer	Yes	For	For
					2	Ratify Ernst & Young	Issuer	Yes	For	For

34	Universal Compression	UCO	913431102	7/23/2004	1	Elect 3 to Board of Directors	Issuer	Yes	For	For
	Holdings				2	Approve ammendment to Incentive Stk Option plan	Issuer	Yes	For	For
					3	Approve ammendment to Restricted stock plan	Issuer	Yes	For	For
					4	Ratify Deloitted & Touche as auditor	Issuer	Yes	For	For

35	Santarus	SNTS	802817304	7/27/2004	1	Elect 3 to Board of Directors	Issuer	Yes	For	For
					2	Approve amended and restated 2004 Equity Incentive	Issuer	Yes	For	For
						Award plan, which amends the Co.'s existing pln to be
						able to increase no. shares awarded as prescribed in
						proposal 2.
					3	Approve amended and restated 2004 Employee Stock	Issuer	Yes	For	For
						Purch Plan, which amends the Co.'s existing pln to be
						able to increase no. shares awarded as prescribed in
						proposal 3.
					4	Ratify Ernst & Young as independent public acct. firm	Issuer	Yes	For	For